FINANCIAL INSTRUMENTS (Details 18) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	R$ 21,816,044	R$ 23,374,389	R$ 11,251,505	R$ 11,361,932
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Shareholder's equity (equity)	21,907,929	23,374,389
Borrowings and Financing (Third-party capital)	R$ 40,918,742	R$ 32,507,522
Gross Debit/Shareholder's equity	R$ 1.87	R$ 1.39